Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$68,811,336.07	0.4103485	$54,462,692.75	0.3247820	$14,348,643.32
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$170,281,336.07	0.1132822	$155,932,692.75	0.1037366	$14,348,643.32

Weighted Avg. Coupon (WAC)	3.63%		3.65%
Weighted Avg. Remaining Maturity (WARM)	20.33		19.51
Pool Receivables Balance	$195,611,267.98		$180,992,916.82
Remaining Number of Receivables	30,308		29,100

Adjusted Pool Balance	$192,999,312.06		$178,650,668.74

III.  COLLECTIONS

Principal:
Principal Collections	$14,331,469.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$186,585.47
Total Principal Collections	$14,518,055.05

Interest:
Interest Collections	$576,169.46
Late Fees & Other Charges	$48,228.16
Interest on Repurchase Principal	$-
Total Interest Collections	$624,397.62

Collection Account Interest	$2,090.63
Reserve Account Interest	$572.29
Servicer Advances	$-

Total Collections	$15,145,115.59

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,145,115.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,145,115.59

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @ 1.00%:
Servicing Fee Due	1.00%	$163,009.39	$-	$163,009.39	$163,009.39
Collection Account Interest					$2,090.63
Late Fees & Other Charges					$48,228.16
Total due to Servicer					$213,328.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$57,916.21		$57,916.21

Total Class A interest:		$57,916.21		$57,916.21	$57,916.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$14,713,811.03

9. Regular Principal Distribution Amount:					$14,348,643.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,348,643.32
Class A Notes Total:		$14,348,643.32		$14,348,643.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$14,348,643.32		$14,348,643.32

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					365,167.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,611,955.92
Beginning Period Amount	$2,611,955.92
Current Period Amortization	$269,707.84
Ending Period Required Amount	$2,342,248.08
Ending Period Amount	$2,342,248.08
Next Distribution Date Required Amount	$2,089,664.95

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.77%	12.72%	12.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.66%	28,420	96.63%	$174,899,017.65
30 - 60 Days	1.83%	533	2.62%	$4,740,221.09
61 - 90 Days	0.43%	124	0.64%	$1,156,282.60
91-120 Days	0.08%	22	0.10%	$189,545.15
121 + Days	0.00%	1	0.00%	$7,850.33
Total		29,100		$180,992,916.82

Delinquent Receivables 30+ Days Past Due
Current Period	2.34%	680	3.37%	$6,093,899.17
1st Preceding Collection Period	2.18%	661	3.21%	$6,282,674.65
2nd Preceding Collection Period	1.99%	623	2.93%	$6,172,227.96
3rd Preceding Collection Period	2.03%	652	2.85%	$6,471,121.16
Four-Month Average	2.14%		3.09%

Repossession in Current Period		25		$232,960.31
Repossession Inventory		63		$174,721.70

Current Charge-Offs
Gross Principal of Charge-Offs				$286,881.58
Recoveries				$(186,585.47)
Net Loss				$100,296.11

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.62%

Average Pool Balance for Current Period				$188,302,092.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.64%
1st Preceding Collection Period				0.36%
2nd Preceding Collection Period				0.75%
3rd Preceding Collection Period				0.07%
Four-Month Average				0.45%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	31	2,421	$36,409,864.21
Recoveries	20	2,226	$(22,182,192.28)
Net Loss			$14,227,671.93
Cumulative Net Loss as a % of Initial Pool Balance			0.92%

Net Loss for Receivables that have experienced a Net Loss *	25	2,050	$14,339,432.46
Average Net Loss for Receivables that have experienced a Net Loss			$6,994.85

Principal Balance of Extensions			$936,229.30
Number of Extensions			95

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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